Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash disposed	$ 0	$ 4	$ 7
Cash acquired from acquisition	39	10	0
Dividends paid to non-controlling shareholders	$ 331	$ 260	$ 181